Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

In April 2012 we issued an aggregate of 555,000 shares of Class B common stock for total cash consideration of $30,500.  We also issued 550,000 shares of Class B common stock in exchange for services valued at $53,500.

We evaluated subsequent events through February 2, 2012, the date in which the financial statements were available to be issued, and determined there were no reportable events.